Annual Fund Operating Expenses - Vanguard Capital Opportunity Fund	Jan. 31, 2021
Investor Shares
Operating Expenses:
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%
Admiral Shares
Operating Expenses:
Management Fees	0.36%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.37%